INSURANCE CONTRACTS (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Opening balances on January 1, 2023	R$ 344,792,222
Balance on December 31, 2023	378,792,820	R$ 344,792,222
LIC [Member]
IfrsStatementLineItems [Line Items]
Opening balances on January 1, 2023	13,643,590	12,231,236
Costs of providing insurance	40,834,556	39,491,813
Claims incurred and other insurance expenses*	40,834,556	39,491,813
Liability adjustments for incurred claims	(13,349)	(189,243)
Financial expenses of insurance contracts	988,659	989,912
Changes recognized in other comprehensive income	(365,657)	161,064
Estimated cash flows	(39,705,838)	(39,041,192)
Claims and other insurance costs paid	(39,705,419)	(39,041,192)
Transfer of portfolio	(419)
Balance on December 31, 2023	15,381,961	13,643,590
Estimates of present value of future cash flows [member] | LIC - BBA e VFA [Member]
IfrsStatementLineItems [Line Items]
Opening balances on January 1, 2023	1,302,912	2,043,558
Costs of providing insurance	5,017,325	3,849,897
Claims incurred and other insurance expenses*	5,017,325	3,849,897
Liability adjustments for incurred claims	47,381	(62,024)
Financial expenses of insurance contracts	113,966	132,910
Changes recognized in other comprehensive income	(43,788)	20,379
Estimated cash flows	(4,649,021)	(4,681,808)
Claims and other insurance costs paid	(4,649,021)	(4,681,808)
Transfer of portfolio
Balance on December 31, 2023	1,788,775	1,302,912
Risk adjustment for non-financial risk [member] | LIC - BBA e VFA [Member]
IfrsStatementLineItems [Line Items]
Opening balances on January 1, 2023	71,947	52,341
Costs of providing insurance	(8,625)	14,279
Claims incurred and other insurance expenses*	(8,625)	14,279
Liability adjustments for incurred claims
Financial expenses of insurance contracts	6,708	4,024
Changes recognized in other comprehensive income	(4,591)	1,303
Estimated cash flows
Claims and other insurance costs paid
Transfer of portfolio
Balance on December 31, 2023	65,439	71,947
Risk adjustment for non-financial risk [member] | LIC - PAA [Member]
IfrsStatementLineItems [Line Items]
Opening balances on January 1, 2023	421,097	249,507
Costs of providing insurance	(5,557)	144,237
Claims incurred and other insurance expenses*	(5,557)	144,237
Liability adjustments for incurred claims
Financial expenses of insurance contracts	30,374	21,979
Changes recognized in other comprehensive income	(27,539)	5,374
Estimated cash flows
Claims and other insurance costs paid
Transfer of portfolio
Balance on December 31, 2023	418,375	421,097
Insurance contracts other than those to which premium allocation approach has been applied [member] | LIC - BBA e VFA [Member]
IfrsStatementLineItems [Line Items]
Opening balances on January 1, 2023	1,374,859	2,095,899
Costs of providing insurance	5,008,700	3,864,176
Claims incurred and other insurance expenses*	5,008,700	3,864,176
Liability adjustments for incurred claims	47,381	(62,024)
Financial expenses of insurance contracts	120,674	136,934
Changes recognized in other comprehensive income	(48,379)	21,682
Estimated cash flows	(4,649,021)	(4,681,808)
Claims and other insurance costs paid	(4,649,021)	(4,681,808)
Transfer of portfolio
Balance on December 31, 2023	1,854,214	1,374,859
Insurance contracts other than those to which premium allocation approach has been applied [member] | LIC - PAA [Member]
IfrsStatementLineItems [Line Items]
Opening balances on January 1, 2023	12,268,731	10,135,337
Costs of providing insurance	35,825,856	35,627,637
Claims incurred and other insurance expenses*	35,825,856	35,627,637
Liability adjustments for incurred claims	(60,730)	(127,219)
Financial expenses of insurance contracts	867,985	852,978
Changes recognized in other comprehensive income	(317,278)	139,382
Estimated cash flows	(35,056,817)	(34,359,384)
Claims and other insurance costs paid	(35,056,398)	(34,359,384)
Transfer of portfolio	(419)
Balance on December 31, 2023	13,527,747	12,268,731
Insurance contracts to which premium allocation approach has been applied [member] | LIC - PAA [Member]
IfrsStatementLineItems [Line Items]
Opening balances on January 1, 2023	11,847,634	9,885,830
Costs of providing insurance	35,831,413	35,483,400
Claims incurred and other insurance expenses*	35,831,413	35,483,400
Liability adjustments for incurred claims	(60,730)	(127,219)
Financial expenses of insurance contracts	837,611	830,999
Changes recognized in other comprehensive income	(289,739)	134,008
Estimated cash flows	(35,056,817)	(34,359,384)
Claims and other insurance costs paid	(35,056,398)	(34,359,384)
Transfer of portfolio	(419)
Balance on December 31, 2023	R$ 13,109,372	R$ 11,847,634